UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                                 101 Federal Street
                                  Boston, MA 02110
                 (Address of principal executive offices) (Zip code)

                             The Rice Hall James Porfolios
                                      P.O. Box 219009
                                Kansas City, MO 64121-9009
                        (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                       DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                       DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.
                         THE ADVISORS' INNER CIRCLE FUND



THE RICE HALL JAMES PORTFOLIOS

ANNUAL REPORT                                                OCTOBER 31, 2003


                                    RICE HALL JAMES SMALL/MID CAP PORTFOLIO

                                    RICE HALL JAMES MICRO CAP PORTFOLIO







                               [GRAPHIC OMITTED]



















                                               INVESTMENT ADVISER:

                                               RICE HALL JAMES & ASSOCIATES, LLC

THE ADVISORS' INNER CIRCLE FUND                                 RHJ PORTFOLIOS
                                                                OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ....................................................     1

Statements of Net Assets
     Small/Mid Cap ......................................................     8
     Micro Cap ..........................................................    12

Statements of Operations ................................................    17
Statements of Changes in Net Assets
     Small/Mid Cap ......................................................    18
     Micro Cap ..........................................................    19
Financial Highlights
     Small/Mid Cap ......................................................    20
     Micro Cap ..........................................................    21

Notes to Financial Statements ...........................................    22

Report of Independent Auditors ..........................................    28

Trustees and Officers of The Advisors' Inner Circle Fund ................    30

Shareholder Voting Results ..............................................    38
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

October 31, 2003
Dear Shareholders:
The performance of the Rice Hall James ("RHJ") Small/Mid Cap Portfolio as of October 31, 2003 is presented below. Three indices are provided for comparative purposes, the Russell MidCap Index, the Russell 2000 Index and a custom index created by averaging the returns of the Russell 2000 and the Russell MidCap Indices. This 50/50 Blended Russell Index is the appropriate benchmark for the RHJ Small/Mid Cap Portfolio.


                                                      CALENDAR
                                    4TH QUARTER         Y-T-D           ONE YEAR
                                    -----------       ---------         --------
RHJ SMALL/MID CAP PORTFOLIO            8.88%            26.28%            27.60%
Russell 2000 Index                    11.27%            39.38%            43.36%
Russell MidCap Index                  10.90%            32.27%            35.88%
50/50 Blended Russell Index           11.09%            35.81%            39.62%

The 27.60% return generated by the RHJ Small/Mid Cap Portfolio is an impressive 12-month absolute return, but was 12.02% below the return of the 50/50 Blended Russell benchmark for the year ended October 31, 2003. The lowest quality issues have done extremely well in the past year, but the real story, much like in 1999, has been Technology. The Technology sector within the Russell mid and small capitalization indices has soared nearly 75% for the year ended October 31, 2003. While the Portfolio carried a market weight in Technology, its 30% Technology return was far below that of the benchmark Technology sector and cost the Portfolio over 700 basis points of relative performance. The Technology area has been led by the highest P/E stocks and those without earnings, the majority of which are outside of our valuation parameters.

It is not fair to say that Technology was the only game in town, but in the past year, it posted a return almost double the 40% seen in the next closest sector, Health Care. Our stock selection was good in the Health Care area as this Portfolio sector appreciated 50% in the past year. Energy, on the other hand, was a poor performer in the market and in the Portfolio as well, and its 9% exposure (twice that of the market) cost the Portfolio over 200 basis points relative to the Blended Russell Index.

Our GARP (growth at a reasonable price) investment philosophy is based on avoiding the extremes in the market, focusing on high quality growth issues with earnings and at reasonable valuations. Unfortunately, our strict valuation discipline is designed to keep us away from exactly the type of stocks that are working in this one-year long rally.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

Without a doubt, in the near term, this remains a very difficult environment for investors focused on high quality growth names. In the event earnings do come through as promised and the market is able to continue its upward trend, the leadership should broaden to include high quality names with earnings and sustainable growth expectations. RHJ remained true to our investment discipline in 1999 during a similar market environment and we will continue to do so by focusing on the importance of fundamentals in building portfolios with quality companies that have strong growth prospects and attractive valuations.

The RHJ Small/Mid Cap Portfolio is designed to replicate the RHJ core equity style in which the overwhelming majority of RHJ separate accounts have been successfully managed for many years. The market value of the RHJ Small/Mid Cap Portfolio was $145.4 million as of October 31, 2003. Sector weightings do not drive our fundamentally based stock selection process and we do not expect any dramatic changes in sector exposures this quarter. Maximum capital appreciation is the primary objective of this Portfolio, current income generation is not a consideration and volatility and turnover may be high. No derivative investments are used. The performance of the RHJ Micro Cap Portfolio as of October 31, 2003 is presented below:


                                                      CALENDAR
                                    4TH QUARTER         Y-T-D           ONE YEAR
                                    -----------       ---------         --------
RHJ MICRO CAP PORTFOLIO               15.93%            45.54%            52.95%
Russell 2000 Index                    11.27%            39.38%            43.36%

In startling contrast to the RHJ Small/Mid Cap Portfolio, the RHJ Micro Cap Portfolio's investment exclusively in issues under $500 million in market capitalization led to performance nearly as far above the Benchmark index as the RHJ Small/Mid Cap Portfolio was below in the past year. The RHJ Micro Cap Portfolio's 52.95% return far exceeded the 43.36% gain in the Russell 2000 Index. According to Prudential Equity Group's research analyst Steven DeSanctis, "companies with market caps below $500 million have contributed over 10 percentage points to each of the indexes' returns so far this year." Therefore, he asserts, "to have kept up with the indexes during the past year it was best to buy the smallest, most expensive names trading under $5 per share."

While the RHJ Micro Cap Portfolio follows the same GARP discipline as the RHJ Small/Mid Portfolio and does not buy "the most expensive names," it was greatly benefited by its selection of very small companies. As a result, almost every sector in the RHJ Micro Cap Portfolio outperformed its Benchmark market sector. Notable exceptions were in the Consumer Durables sector (3% Portfolio weight) where the Portfolio's return was 13% below the 21% return of the market sector; and

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

Energy, where our 10% versus 4% market exposure in this weak market sector hurt the Portfolio on a relative basis.

The market value of the RHJ Micro Cap Portfolio was $129.8 million as of October 31, 2003. Sector weightings do not drive our fundamentally based stock selection process and we do not expect any dramatic changes in sector exposures this quarter. Maximum capital appreciation is the primary objective of this Portfolio, current income generation is not a consideration and volatility and turnover may be high. No derivative investments are used.

The bulls are out in force once again and it continues to baffle us that some investors have so quickly forgotten the tech bubble phenomenon and are again willing to pay such lofty valuations for "hoped for" Technology earnings. Is this return to "momentum" investment styles sustainable? Rice Hall James certainly does not believe it is. In the end, a normalized market should punish speculation and reward investment in high quality companies with sustainable earnings growth.

In the Russell Indices (Top 200, MidCap, 2500 and 2000) 2003 earnings are once again at or near their year 2000 peak levels. In each case, earnings have shown a giant leap from the 2001 profit trough. Most of this leverage has been gained through corporate cost cutting and debt pay down allowing dramatic earnings recovery with very little top line growth. The market's positive response to the rebound in earnings is infinitely logical; however, the magnitude of this rally and its leadership is worrisome.

So what is fueling this rally? While mutual fund inflows are very strong, it appears the individual investor is not nearly as caught up in this rally as in 1999 having learned a lesson about valuations/speculation in 2000. Hedge funds, though, have gone from net short positions to net long positions in the Technology and Telecommunication sectors. Couple this hedge fund activity with that of the high growth and momentum managers whose job it is to be there when these issues run, and the result is huge trading volumes in the highest growth and story stock areas sending valuations screaming higher. It is unlikely that earnings growth will emerge in dramatic enough fashion to support these valuations.

Late October showed some signs of market fatigue. After rising yet another 8.2% in October's first 15 days, the Russell 2000 and other indices have struggled since. The market seems to be having a bit of a tug-of-war between valuation and economic/earnings strength. Third quarter earnings, by and large, have met or exceeded expectations, and while the future earnings outlook given by most companies has been quite positive, it has been below the hopes of investors. We got evidence of powerful economic growth with the 7.2% Gross Domestic Product report (the highest report in 19 years) and consensus estimates for Gross Domestic Product growth in 2004 are now soundly set at 4%. The massive monetary and fiscal stimulus has finally produced a booming result. Interestingly, the markets were unim-

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
pressed with the news, suggesting that perhaps valuations as well as expectations are stretched: the market appears to have already discounted a lot of good news.

Our concern with the shape of this market rally has been twofold. First, the quality of the stocks that are leading this impressive move is low and, second, valuations in aggregate have achieved a level where a dynamic resumption of growth in earnings is no longer fuel for the investment fire, but a necessity to maintain current valuation levels. A very clean and lean corporate America coupled with the tremendous Gross Domestic Product growth we are seeing could lead to an earnings environment that is not only higher growth than we expect, but materializes sooner. In such a case, our valuation concerns could be overblown.

That said, a powerful economy and strong earnings growth generally brings inflation and/or a Fed tightening. Higher interest rates would suggest compression in price/earnings ratios from currently high levels of 19 to 20 times 2004 earnings. We are likely to see a battle brew between rising earnings and falling P/Es. Is it possible that we get the kind of explosive earnings growth the market is looking for without a rise in inflation and interest rates? Is it possible that P/Es can hold or rise from here? Yes to both questions. Anything can happen in the short-term. But probabilities would suggest that inflation and interest rates will rise with sustained earnings growth, and it will be that earnings growth, not P/E expansion, that will be necessary to keep this market afloat or drive it higher.

While not as pronounced, 2003 looks incredibly similar to 1999 with its Technology leadership and high valuations. And much like 1999, our strict GARP discipline is putting our strategy at a disadvantage in the short-run. We continue to focus on stocks of companies with fundamental strength, the ability to post sustainable earnings and revenue growth. And we will only invest in these companies when valuation is reasonable. Whether this market is truly a new bull or a rally in a bear, it should eventually broaden to find the higher quality consistent growers. Our strategy should then benefit greatly. We doubt that investors' focus will shift as quickly or as dramatically as it did in 2000 and 2001, but we do believe it will shift.



Sincerely,


Rice Hall James & Associates, LLC

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

                        DEFINITION OF COMPARATIVE INDICES
50/50 BLENDED RUSSELL INDEX is a custom index created by averaging the returns of the Russell 2000 and the Russell Mid Cap Indices.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL MIDCAP INDEX is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO


--------------------------------------------------------------------------------
Growth of a $10,000 Investment
Average Annual Total Return**
For Period Ended October 31, 2003

                       Inception
1 Year    5 Years      to Date

27.60%    9.32%        10.77%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPH

Rice Hall         Russell            50/50
James Small/      Mid                Blended           Russell
Mid Cap           Cap                Russell           2000
Portfolio         Index              Index             Index
$10,000           $10,000            $10,000           $10,000
$12,676           $12,877            $12,916           $12,933
$13,098           $13,451            $12,403           $11,400
$13,270           $15,754            $14,399           $13,096
$18,458           $19,493            $17,418           $15,376
$18,654           $15,980            $14,745           $13,423
$16,029           $14,698            $13,311           $11,870
$20,453           $19,972            $18,585           $17,017

--------------------------------------------------------------------------------
Periods ended on October 31st

 * Beginning of operations. Index comparisons begin on 10/31/96.

** If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO


--------------------------------------------------------------------------------
Growth of a $10,000 Investment
AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2003

                        Inception
1 Year      5 Years     to Date

52.95%      16.26%      16.60%


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPH

                  Rice Hall James
                  Micro Cap         Russell
                  Portfolio         2000 Index
7/1/94            $10,000           $10,000
11/94             $11,140           $10,651
11/95             $15,884           $12,603
11/96             $18,971           $14,698
11/97             $24,935           $19,009
11/98             $19,733           $16,756
11/99             $24,511           $19,248
11/00             $31,134           $22,599
11/01             $32,750           $19,729
11/02             $27,405           $17,446
11/03             $41,916           $25,011

--------------------------------------------------------------------------------

Period ended on October 31st

 * Beginning of operations. Index comparisons begin on 6/30/94.

** If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.


  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
PORTFOLIO                                                      OCTOBER 31, 2003
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 93.8%
--------------------------------------------------------------------------------


                                                           SHARES       VALUE
                                                           ------       -----
BANKS -- 2.5%
   Silicon Valley Bancshares* .........................   104,000   $ 3,650,400
                                                                    -----------
BASIC INDUSTRIES -- 18.4%
   American Axle & Manufacturing Holdings* ............   100,200     3,466,920
   Autoliv ............................................    98,400     3,259,008
   Harman International Industries ....................    29,700     3,807,540
   Hughes Supply ......................................    44,400     1,716,060
   Orbital Sciences* ..................................   160,900     1,478,671
   Republic Services ..................................   144,400     3,357,300
   Reynolds & Reynolds, Cl A ..........................   135,800     3,688,328
   United States Steel ................................   143,200     3,386,680
   Valspar ............................................    59,500     2,838,150
                                                                    -----------
                                                                     26,998,657
                                                                    -----------
CAPITAL CONSTRUCTION -- 1.9%
   Oshkosh Truck ......................................    59,800     2,740,634
                                                                    -----------
CONSUMER DURABLES -- 4.4%
   Furniture Brands International .....................    92,500     2,244,050
   Jacuzzi Brands* ....................................   353,000     2,488,650
   Sensient Technologies ..............................    89,200     1,712,640
                                                                    -----------
                                                                      6,445,340
                                                                    -----------
CONSUMER NON-DURABLES -- 8.1%
   American Greetings, Cl A* ..........................   171,200     3,651,696
   American Italian Pasta, Cl A* ......................    55,600     2,126,144
   Landry's Restaurants ...............................    61,200     1,531,836
   Performance Food Group* ............................    61,500     2,290,875
   Valassis Communications* ...........................    86,350     2,236,465
                                                                    -----------
                                                                     11,837,016
                                                                    -----------
ENERGY RELATED -- 7.6%
   Key Energy Services* ...............................   356,100     3,108,753
   National-Oilwell* ..................................    70,800     1,350,156
   Noble Energy .......................................    87,200     3,463,584
   Tidewater ..........................................   115,500     3,165,855
                                                                    -----------
                                                                     11,088,348
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO
                                                               OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------


                                                           SHARES       VALUE
                                                           ------       -----
HEALTH CARE -- 6.5%
   Affymetrix* ........................................    63,300   $ 1,622,379
   Bausch & Lomb ......................................     6,470       311,595
   ICU Medical* .......................................    68,500     2,314,615
   Invitrogen* ........................................    66,900     4,254,171
   Steris* ............................................    49,750     1,035,795
                                                                    -----------
                                                                      9,538,555
                                                                    -----------
INSURANCE -- 3.5%
   Mercury General ....................................    46,600     2,214,898
   Ohio Casualty* .....................................   192,900     2,951,370
                                                                    -----------
                                                                      5,166,268
                                                                    -----------
RETAIL -- 9.4%
   Carmax* ............................................    66,800     2,104,868
   Foot Locker ........................................   206,200     3,690,980
   O'Reilly Automotive* ...............................    94,800     4,103,892
   Reebok International Ltd. ..........................    98,300     3,828,785
                                                                    -----------
                                                                     13,728,525
                                                                    -----------
SERVICES -- 14.2%
   ABM Industries .....................................    88,700     1,380,172
   BISYS Group* .......................................   203,000     2,902,900
   Brink's ............................................   161,400     3,236,070
   MPS Group* .........................................   175,700     1,677,935
   RH Donnelley* ......................................    70,900     3,040,901
   Sotheby's Holdings, Cl A* ..........................   121,000     1,288,650
   Speedway Motorsports ...............................   122,800     3,548,920
   Timco Aviation Services* ...........................     1,376           619
   United Stationers* .................................   102,100     3,799,141
                                                                    -----------
                                                                     20,875,308
                                                                    -----------
TECHNOLOGY -- 15.3%
   Aeroflex* ..........................................   112,600     1,044,928
   Cabot Microelectronics* ............................    52,100     2,969,700
   Cray* ..............................................   159,700     2,079,294
   eSpeed, Cl A* ......................................    93,100     2,536,975

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO
                                                               OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------


                                                           SHARES        VALUE
                                                           ------        -----
TECHNOLOGY -- CONTINUED
   FEI* ...............................................    51,900   $ 1,232,625
   Gartner, Cl A* .....................................   118,900     1,515,975
   Ingram Micro, Cl A* ................................   162,000     2,397,600
   Maxtor* ............................................   187,100     2,557,657
   Pec Solutions* .....................................   133,200     2,027,304
   Zebra Technologies, Cl A* ..........................    72,500     4,128,875
                                                                    -----------
                                                                     22,490,933
                                                                    -----------
TELECOMMUNICATIONS -- 2.0%
   PanAmSat* ..........................................   142,900     2,958,030
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $111,952,755)                                           137,518,014
                                                                    -----------

--------------------------------------------------------------------------------
 WARRANTS -- 0.0%
--------------------------------------------------------------------------------
   Timco Aviation Services, Expires 02/27/07*
      (Cost $0)                                             4,395            44
                                                                    -----------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 5.4%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.4%
   HighMark Diversified Money Market Fund ............. 5,862,101     5,862,101
   HighMark U.S. Government Money Market Fund ......... 2,019,320     2,019,320
                                                                    -----------
                                                                      7,881,421
                                                                    -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $7,881,421) ...............................               7,881,421
                                                                    -----------
   TOTAL INVESTMENTS -- 99.2%
      (Cost $119,834,176) .............................             145,399,479
                                                                    -----------
OTHER ASSETS AND LIABILITIES --  0.8%
   Investment Advisory Fees Payable ...................                 (86,287)
   Administration Fees Payable ........................                 (10,617)
   Other Assets and Liabilities, Net ..................               1,322,638
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .................               1,225,734
                                                                    -----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO
                                                               OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                        -----
   Paid in Capital ....................................            $131,757,158
   Accumulated Net Realized Loss on Investments .......             (10,697,248)
   Net Unrealized Appreciation on Investments .........              25,565,303
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% .........................            $146,625,213
                                                                   ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .......              10,974,672
   NET ASSET VALUE, Offering and Redemption
      Price Per Share .................................                  $13.36
                                                                         ======
  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS
LTD. LIMITED











THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
 COMMON STOCK --  94.2%

                                                           SHARES        VALUE
                                                           ------        -----

BANKS -- 3.3%
   Columbia Bancorp ...................................    35,420   $   566,720
   First Financial Bancorp ............................    53,000       879,800
   Itla Capital* ......................................    27,400     1,275,470
   Macatawa Bank ......................................    47,057     1,233,364
   Vail Banks .........................................    24,400       306,220
                                                                    -----------
                                                                      4,261,574
                                                                    -----------
BASIC INDUSTRIES -- 11.8%
   Actuant, Cl A* .....................................    19,200       619,008
   Apogee Enterprises .................................    89,500       935,275
   EDO ................................................    75,100     1,674,730
   Gardner Denver* ....................................    90,600     1,871,796
   Herley Industries* .................................    54,800     1,035,720
   Integrated Defense Technologies* ...................   129,300     2,211,030
   Orbital Sciences* ..................................   336,100     3,088,759
   Spartech ...........................................    61,800     1,432,524
   Steel Technologies .................................    44,800       690,368
   Tetra Technologies* ................................    72,100     1,630,181
                                                                    -----------
                                                                     15,189,391
                                                                    -----------
CAPITAL CONSTRUCTION -- 1.5%
   Comfort Systems USA* ...............................   166,200       686,406
   ELKCORP ............................................    50,300     1,277,620
                                                                    -----------
                                                                      1,964,026
                                                                    -----------
CONSUMER DURABLES -- 3.0%
   Fleetwood Enterprises* .............................   133,700     1,347,696
   Palm Harbor Homes* .................................    60,600     1,124,130
   Trex* ..............................................    38,600     1,428,200
                                                                    -----------
                                                                      3,900,026
                                                                    -----------
CONSUMER NON-DURABLES -- 9.8%
   California Pizza Kitchen* ..........................    61,000     1,134,600
   CKE Restaurants* ...................................   249,800     1,773,580
   O'Charleys* ........................................    63,900     1,076,715
   RC2* ...............................................    66,900     1,418,280
   Rubio's Restaurants* ...............................    65,200       329,912


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES        VALUE
                                                           ------        ------
CONSUMER NON-DURABLES -- CONTINUED
   Stake Technology* ..................................   168,300   $ 1,613,997
   Stride Rite ........................................   132,200     1,593,010
   Topps ..............................................   108,700     1,110,914
   Total Entertainment Rest* ..........................   114,300     1,325,880
   Vans* ..............................................   106,300     1,193,749
                                                                    -----------
                                                                     12,570,637
                                                                    -----------
ENERGY RELATED -- 5.7%
   Cal Dive International* ............................    61,200     1,268,676
   Lone Star Technologies* ............................    62,400       868,608
   Oil States International* ..........................   156,300     1,914,675
   Range Resources* ...................................   166,100     1,270,665
   Remington Oil & Gas* ...............................   113,300     2,022,405
                                                                    -----------
                                                                      7,345,029
                                                                    -----------
HEALTH CARE -- 18.3%
   Albany Molecular Research* .........................   134,500     1,977,150
   America Service Group* .............................    58,300     1,504,140
   American Healthways* ...............................    14,200       588,590
   Axcan Pharma* ......................................    84,500     1,110,330
   Cardiodynamics International* ......................   273,400     1,572,050
   Gentiva Health Services* ...........................   111,600     1,273,356
   Icon Plc ADR* ......................................    35,430     1,514,632
   IDX Systems* .......................................    59,300     1,553,660
   Interpore International* ...........................    91,700     1,082,060
   LabOne* ............................................    33,700       927,424
   Merit Medical Systems* .............................    44,666     1,169,803
   Nabi Biopharmaceuticals* ...........................    98,800     1,089,764
   Noven Pharmaceuticals* .............................    88,300       890,947
   Orthofix International* ............................    28,200     1,029,300
   Osteotech* .........................................   315,000     2,548,350
   Providence Service* ................................    85,900     1,374,400
   Sequenom* ..........................................   205,600       657,920
   VitalWorks* ........................................   138,300       698,415
   Wilson Greatbatch Technologies* ....................    25,700       968,890
                                                                    -----------
                                                                     23,531,181
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES        VALUE
                                                           ------        -----
INSURANCE -- 0.9%
   Navigators Group* ..................................    37,790   $ 1,198,699
                                                                    -----------
NATURAL RESOURCES -- 1.0%
   Coeur D'alene Mines* ...............................   355,300     1,239,997
                                                                    -----------
RETAIL -- 2.1%
   Chicago Pizza & Brewery* ...........................    54,400       699,040
   Party City* ........................................    96,300     1,352,052
   Wild Oats Markets* .................................    65,640       681,343
                                                                    -----------
                                                                      2,732,435
                                                                    -----------
SERVICES -- 8.9%
   Coinstar* ..........................................    61,730       904,345
   Dollar Thrifty Automotive Group* ...................    33,800       885,222
   Exponent* ..........................................    30,900       652,917
   Heidrick & Struggles International* ................    87,900     1,736,025
   Jones Lang LaSalle* ................................    32,400       617,220
   Mobile Mini* .......................................    54,500     1,149,405
   Nevada Gold & Casinos* .............................   100,000     1,280,000
   On Assignment* .....................................   164,400       859,812
   Pegasus Solutions* .................................    78,200       853,944
   Scientific Games, Cl A* ............................   146,300     1,945,790
   TeleTech Holdings* .................................    98,340       647,077
                                                                    -----------
                                                                     11,531,757
                                                                    -----------
TECHNOLOGY -- 24.7%
   Artisan Components* ................................    59,400     1,218,294
   Captiva Software* ..................................    76,060       912,720
   eSpeed, Cl A* ......................................    79,100     2,155,475
   GSI Lumonics* ......................................   183,000     1,994,700
   Imax* ..............................................   131,100     1,186,324
   Informatica* .......................................   108,900     1,187,010
   Itron* .............................................    58,400     1,196,616
   Mercury Computer Systems* ..........................    56,900     1,223,919
   Monolithic System Technology* ......................   221,000     1,801,150
   Phoenix Technologies Ltd.* .........................   378,690     2,491,780
   Pixelworks* ........................................   177,600     2,145,408
   Planar Systems* ....................................    56,600     1,309,724


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------


                                                           SHARES        VALUE
                                                           ------        ------

TECHNOLOGY -- CONTINUED
   Quantum* ...........................................   327,300  $  1,017,903
   Renaissance Learning* ..............................    39,100       983,756
   ScanSoft* ..........................................   173,000       999,940
   Scansource* ........................................    24,100     1,036,300
   Seachange International* ...........................   167,800     2,584,120
   Systems & Computer Technology* .....................    53,300       783,510
   Transaction Systems Architects, Cl A* ..............    61,000     1,220,000
   Tumbleweed Communications* .........................   131,300       832,442
   Verisity Ltd.* .....................................   198,200     2,475,518
   Verity* ............................................    79,800     1,121,190
                                                                   ------------
                                                                     31,877,799
                                                                   ------------
TRANSPORTATION -- 3.2%
   Marten Transport Ltd.* .............................    55,825     1,453,683
   Old Dominion Freight Line* .........................    20,700       663,849
   Triumph Group* .....................................    31,380     1,024,557
   UTI Worldwide ......................................    28,500       987,240
                                                                   ------------
                                                                      4,129,329
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $97,388,615) ..............................             121,471,880
                                                                   ------------

--------------------------------------------------------------------------------
 RIGHTS -- 0.0%
--------------------------------------------------------------------------------
   Hoenig Group Escrow Receipt*
      (Cost $0) .......................................    62,600        14,398
                                                                   ------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 6.4%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 6.4%
   HighMark Diversified Money Market Fund .............  5,146,842    5,146,842
   HighMark U.S. Government Money Market Fund .........  3,120,365    3,120,365
                                                                   ------------
                                                                      8,267,207
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $8,267,207) ...............................               8,267,207
                                                                   ------------
   TOTAL INVESTMENTS -- 100.6%
      (Cost $105,655,822) .............................             129,753,485
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                         OCTOBER 31, 2003

--------------------------------------------------------------------------------

                                                                         VALUE
                                                                      ----------
 OTHER ASSETS AND LIABILITIES -- (0.6)%
   Investment Advisory Fees Payable ...................            $    (65,466)
   Administration Fees Payable ........................                 (10,617)
   Other Assets and Liabilities, Net ..................                (719,524)
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES .................                (795,607)
                                                                   ------------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ....................................             100,976,568
   Accumulated Net Realized Gain on Investments .......               3,883,647
   Net Unrealized Appreciation on Investments .........              24,097,663
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% .........................            $128,957,878
                                                                   ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .......               6,815,019
   NET ASSET VALUE, Offering and Redemption
     Price Per Share                                                     $18.92
                                                                         ======
   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS
LTD. LIMITED
 PLC PUBLIC LIMITED COMPANY




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               RHJ PORTFOLIOS
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                     SMALL/MID CAP   MICRO CAP
                                                       PORTFOLIO     PORTFOLIO
                                                     ------------    ----------

INVESTMENT INCOME
Dividends ........................................... $   622,645   $   148,071
Interest ............................................      62,830        71,733
Less: Foreign Taxes Withheld ........................          --        (3,220)
                                                      -----------   -----------
   TOTAL INCOME .....................................     685,475       216,584
                                                      -----------   -----------
EXPENSES
Investment Advisory Fees ............................     820,902       625,504
Administration Fees .................................     125,000       125,000
Shareholder Servicing Fees ..........................      47,375       131,366
Transfer Agent Fees .................................      48,833        42,133
Printing Fees .......................................      25,844        18,130
Registration and Filing Fees ........................      21,954        19,030
Audit Fees ..........................................      15,520        15,002
Legal Fees ..........................................      14,681        10,973
Custodian Fees ......................................       9,021         8,085
Trustees' Fees ......................................       6,046         4,570
Other Expenses ......................................       2,934         2,654
                                                      -----------   -----------
   NET EXPENSES BEFORE DIRECTED BROKERAGE ...........   1,138,110     1,002,447
                                                      -----------   -----------
Less:
Directed Brokerage-- Note 4 .........................     (26,327)           --
                                                      -----------   -----------
   NET EXPENSES AFTER DIRECTED BROKERAGE ............   1,111,783     1,002,447
                                                      -----------   -----------
NET INVESTMENT LOSS .................................    (426,308)     (785,863)
                                                      -----------   -----------
NET REALIZED GAIN ON INVESTMENTS ....................     561,570    14,042,969
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ...................................  30,290,387    27,321,350
                                                      -----------   -----------
TOTAL NET GAIN ON INVESTMENTS .......................  30,851,957    41,364,319
                                                      -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $30,425,649   $40,578,456
                                                      -----------   -----------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  YEAR ENDED        YEAR ENDED
                                                  OCTOBER 31,       OCTOBER 31,
                                                      2003             2002
                                                 ------------      ------------

OPERATIONS:
   Net Investment Loss ........................  $   (426,308)     $   (339,480)
   Net Realized Gain (Loss) on Investments ....       561,570       (11,248,950)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ............    30,290,387        (4,433,714)
                                                 ------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ................    30,425,649       (16,022,144)
                                                 ------------      -------------
DISTRIBUTIONS:
   Net Realized Gain ..........................            --          (763,782)
                                                 ------------      -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................    69,870,671        66,776,726
   In Lieu of Cash Distributions ..............            --           753,468
   Redeemed ...................................   (35,025,465)      (12,976,929)
                                                 ------------      -------------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ...............    34,845,206        54,553,265
                                                 ------------      -------------
   TOTAL INCREASE IN NET ASSETS ...............    65,270,855        37,767,339
NET ASSETS:
   Beginning of Year ..........................    81,354,358        43,587,019
                                                 ------------      -------------
   End of Year ................................  $146,625,213      $ 81,354,358
                                                 ============      ============
SHARE TRANSACTIONS:
   Issued .....................................     6,347,057         5,311,513
   In Lieu of Cash Distributions ..............            --            56,145
   Redeemed ...................................    (3,143,699)       (1,124,014)
                                                 ------------      -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .......................     3,203,358         4,243,644
                                                 ============      ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  YEAR ENDED        YEAR ENDED
                                                  OCTOBER 31,       OCTOBER 31,
                                                     2003              2002
                                                 ------------      -------------
OPERATIONS:
   Net Investment Loss ........................  $   (785,863)     $   (684,698)
   Net Realized Gain (Loss) on Investments ....    14,042,969        (9,246,003)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ............    27,321,350        (4,560,479)
                                                 ------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .................    40,578,456       (14,491,180)
                                                 ------------      -------------
DISTRIBUTIONS:
   Net Realized Gain ..........................            --        (4,327,372)
                                                 ------------      -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................    63,436,245         48,492,008
   In Lieu of Cash Distributions ..............            --          4,268,658
   Redeemed ...................................   (41,814,244)      (41,682,350)
                                                 ------------      -------------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ...............    21,622,001        11,078,316
                                                 ------------      -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ....    62,200,457        (7,740,236)
NET ASSETS:
   Beginning of Year ..........................    66,757,421         74,497,657
                                                 ------------      -------------
   End of Year ................................  $128,957,878      $  66,757,421
                                                 ============      =============
SHARE TRANSACTIONS:
   Issued .....................................     4,324,098          3,071,017
   In Lieu of Cash Distributions ..............            --            266,458
   Redeemed ...................................    (2,904,951)       (2,726,364)
                                                 ------------      -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .......................     1,419,147           611,111
                                                 ============      =============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                RHJ SMALL/MID CAP
PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                            SELECTED PER SHARE DATA & RATIOS
                                                                                FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                          YEARS ENDED OCTOBER 31,
                                              ------------------------------------------------------------------------------
                                                2003             2002(1)            2001              2000            1999
                                              --------           -------           -------          -------          -------
Net Asset Value,
   Beginning of Period .....................  $  10.47           $ 12.36           $ 17.93          $ 12.89          $ 12.89
                                              --------           -------           -------          -------          -------
Income (Loss) from
   Investment Operations:
Net Investment Loss ........................     (0.04)            (0.04)            (0.02)              --            (0.05)
   Net Realized and Unrealized
     Gain (Loss) ...........................      2.93             (1.66)             0.04++           5.04             0.22
                                              --------           -------           -------          -------          -------
   Total from Investment
     Operations ............................      2.89             (1.70)             0.02             5.04             0.17
                                              --------           -------           -------          -------          -------
Dividends and Distributions:
   Net Investment Income ...................        --                --             (0.00)#             --               --
   Net Realized Gain .......................        --             (0.19)            (5.59)              --            (0.17)
                                              --------           -------           -------          -------          -------
   Total Dividends and Distributions .......        --             (0.19)            (5.59)              --            (0.17)
                                              --------           -------           -------          -------          -------
Net Asset Value, End
   of Period ...............................  $  13.36           $ 10.47           $ 12.36          $ 17.93          $ 12.89
                                              ========           =======           =======          =======          =======
   TOTAL RETURN+ ...........................     27.60%           (14.07)%            1.06%(2)        39.10%(2)         1.31%(2)
                                              ========           =======           =======          =======          =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ......  $146,625           $81,354           $43,587          $21,207          $20,231
Ratio of Expenses to Average Net Assets ....      1.00%             1.22%             1.25%            1.26%            1.25%
Ratio of Expenses to Average Net Assets
   (Excluding Directed Brokerage/Waivers) ..      1.02%             1.22%             1.39%            1.67%            1.29%
Ratio of Net Investment Income
   (Loss) to Average Net Assets ............     (0.38)%           (0.48)%           (0.18)%           0.02%           (0.47)%
Portfolio Turnover Rate ....................        58%               64%               61%             119%              78%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
++ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
#    VALUE IS LESS THAN $0.01 PER SHARE.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.
(2) TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                            SELECTED PER SHARE DATA & RATIOS
                                                                                FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                          YEARS ENDED OCTOBER 31,
                                              ------------------------------------------------------------------------------

                                                2003             2002(1)             2001            2000             1999
                                              --------           -------           -------          -------          -------
Net Asset Value,
   Beginning of Period .....................  $  12.37           $ 15.57           $ 17.30          $ 16.06          $ 12.94
                                              --------           -------           -------          -------          -------
Income (Loss) from
   Investment Operations:
Net Investment Loss ........................     (0.12)            (0.13)            (0.05)           (0.07)           (0.03)
   Net Realized and Unrealized
     Gain (Loss) ...........................      6.67             (2.22)             0.71             3.98             3.15
                                              --------           -------           -------          -------          -------
   Total from Investment
     Operations ............................      6.55             (2.35)             0.66             3.91             3.12
                                              --------           -------           -------          -------          -------
Distributions:
   Net Realized Gain .......................        --             (0.85)            (2.39)           (2.67)              --
                                              --------           -------           -------          -------          -------
Net Asset Value, End
   of Period ...............................  $  18.92           $ 12.37           $ 15.57          $ 17.30          $ 16.06
                                              ========           =======           =======          =======          =======
   TOTAL RETURN+ ...........................     52.95%           (16.32)%            5.19%           27.02%          24.21%
                                              ========           =======           =======          =======          =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .............................  $128,958           $66,757           $74,498          $62,158          $48,399
Ratio of Expenses to Average
   Net Assets ..............................      1.13%             1.20%              1.21%           1.19%            1.29%
Ratio of Net Investment Loss
   to Average Net Assets ...................     (0.89)%           (0.83)%           (0.34)%          (0.43)%          (0.67)%
Portfolio Turnover Rate ....................       121%              125%              148%             130%             132%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM RICE HALL JAMES MICRO CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE HALL JAMES SMALL CAP PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Micro Cap Portfolio (the
"Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of UAM Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Micro Cap Portfolio (the "UAM Portfolios"), each a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Micro Cap Portfolio, respectively (the "Reorganization"). The Reorganization took place on June 24, 2002.

Effective June 29, 2001, the Rice Hall James Micro Cap Portfolio was closed to new investors due to concerns that an increase in the size of the fund may adversely affect the implementation of the fund's investment strategy. Existing shareholders of the fund and clients of the adviser may continue to make additional investments in the fund, and reinvest dividends and capital gains distributions.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolios.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If such prices are not available, the security will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed to a particular Portfolio are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Portfolio distributes substantially all of its net investment income quarterly. Any realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
TRANSFER AGENT AGREEMENTS:

The Portfolios and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets. For the year ended October 31,

THE ADVISORS' INNER CIRCLE FUND                                RHJ PORTFOLIOS


--------------------------------------------------------------------------------

2003 the Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio paid the administrator 0.11% and 0.14%, respectively of average daily net assets.

The Rice Hall James Small/Mid Cap Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $26,327, which was used to pay administration expenses. The effect on the Portfolio's expense ratio, as a percentage of the average net assets for the year ended October 31, 2003 was 0.02%.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Rice Hall James & Associates, LLC (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio at a fee calculated at an annual rate of 0.80% and 0.75% of the average daily net assets, respectively. For the period from February 13, 2003 through June 20, 2003 the shareholders have approved to pay the adviser for the cost of providing advisory services to the Portfolios and other expenses incurred by the Portfolios.The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Rice Hall James Small/Mid Cap Portfolio's and the Rice Hall James Micro Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% and 1.40% of average daily net assets, respectively.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolios. The custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

THE ADVISORS' INNER CIRCLE FUND                                RHJ PORTFOLIOS


--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2003, the Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio made purchases of $93,390,611 and $117,123,990 and sales of $60,536,045 and $96,469,175 of investment securities other than long-term U.S. Government and short-term securities, respectively. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax basis differences relating to net operating losses and return of capital resulted in reclassification for the year ended October 31, 2003 as follows:

                                             UNDISTRIBUTED      ACCUMULATED
                            PAID IN          NET INVESTMENT       REALIZED
RHJPORTFOLIOS               CAPITAL              INCOME             LOSS
-------------               -------          --------------     -----------
Small/Mid Cap              $(426,308)           $426,308        $      --
Micro Cap                         --             785,863         (785,863)

These reclassifications had no impact on the net assets or net asset value of the Portfolios.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

The tax character of dividends and distributions paid during the last two years were as follows:
                            ORDINARY          LONG-TERM
RHJPORTFOLIOS                INCOME          CAPITAL GAIN         TOTAL
------------                --------         ------------       ----------
Small/Mid Cap     2003      $     --          $       --        $       --
                  2002            --             763,782           763,782

Micro Cap         2003      $     --          $       --        $       --
                  2002       319,024           4,008,348         4,327,372



As of October  31,  2003,  the  components  of  Distributable  Earnings  were as follows:
                                                      RHJ PORTFOLIOS
                                            SMALL/MID CAP          MICRO CAP
                                            -------------          -----------
     Undistributed Ordinary Income          $         --           $ 1,930,862
     Undistributable Long-Term
        Capital Gain                                  --             1,955,033
     Capital Loss Carryforwards
        (Expiring October 31, 2010)          (10,655,881)                   --
     Unrealized Appreciation                  25,523,936            24,095,415
                                            ------------           -----------
     Total Distributable Earnings           $ 14,868,055           $27,981,310
                                            ============           ===========


For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2003, the RHJ Small/Mid Cap Portfolio and the RHJ Micro Cap Portfolio utilized $505,715 and $9,339,218, respectively, of capital loss carryforwards to offset capital gains.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at October 31, 2003, were as follows:


                         FEDERAL       APPRECIATED   DEPRECIATED  NET UNREALIZED
RHJ PORTFOLIOS           TAX COST       SECURITIES    SECURITIES    APPRECIATION
--------------         ------------    -----------   -----------  --------------
Small/Mid Cap          $119,875,543    $28,932,048   $(3,408,112)  $25,523,936
Micro Cap               105,658,070     25,303,362    (1,207,947)   24,095,415

8. OTHER:

At October 31, 2003, the percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Portfolio was as follows:
                                                       NO. OF             %
RHJ PORTFOLIOS                                      SHAREHOLDERS      OWNERSHIP
-------------                                       ------------     ----------
Small/Mid Cap ....................................        3              48%
Micro Cap ........................................        2              68%

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Rice Hall James Small/Mid Cap Portfolio
Rice Hall James Micro Cap Portfolio

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Micro Cap Portfolio (two of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP



Philadelphia, Pennsylvania
December 19, 2003

                      This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
       AGE(1)                        THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY                        Trustee                    (Since 1993)
76 yrs. old


--------------------------------------------------------------------------------
ROBERTA. PATTERSON                    Trustee                    (Since 1993)
76 yrs. old





--------------------------------------------------------------------------------
EUGENEB. PETERS                       Trustee                    (Since 1993)
74 yrs. old








--------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                    (Since 1994)
72 yrs. old











--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.

                                                                          NUMBER OF
                                                                         PORTFOLIOS
                                                                      IN THE ADVISORS'
                                                                     INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                                          OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                                  MEMBER              HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
       Vice Chairman of Ameritrust Texas N.A.,                               45               Trustee of The Arbor Funds,
       1989-1992, and MTrust Corp., 1985-1989.                                                The MDL Funds, and The
                                                                                              Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
       Pennsylvania State University, Senior Vice                            45               Member and Treasurer, Board of
       President, Treasurer (Emeritus); Financial                                             Trustees of Grove City College.
       and Investment Consultant, Professor of                                                Trustee of The Arbor Funds,
       Transportation since 1984; Vice President-                                             The MDL Funds, and The
       Investments, Treasurer, Senior Vice President                                          Expedition Funds.
       (Emeritus), 1982-1984. Director,
       Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
       Private investor from 1987 to present. Vice                           45               Trustee of The Arbor Funds,
       President and Chief Financial officer, Western                                         The MDL Funds, and The
       Company of North America (petroleum ser-                                               Expedition Funds.
       vice company), 1980-1986. President of Gene
       Peters and Associates (import company),
       1978-1980. President and Chief Executive
       Officer of Jos. Schlitz Brewing Company
       before 1978.
------------------------------------------------------------------------------------------------------------------------------------
       Partner, Dechert (law firm), September                                45               Trustee of The Arbor Funds,
       1987-December 1993.                                                                    The MDL Funds, The Expedition
                                                                                              Funds, SEI Asset Allocation Trust,
                                                                                              SEI Daily Income Trust, SEI Index
                                                                                              Funds, SEI Institutional International
                                                                                              Trust, State Street Research Funds,
                                                                                              Massachusetts Health and Education
                                                                                              Tax-Exempt Trust, SEI Institutional
                                                                                              Investments Trust, SEI Institutional
                                                                                              Managed Trust, SEI Liquid Asset
                                                                                              Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

                                       31

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
       AGE(1)                        THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
61 yrs. old











--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                      Chairman                   (Since 1991)
57 yrs. old                        of the Board
                                    of Trustees










--------------------------------------------------------------------------------
WILLIAMM. DORAN                       Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
63 yrs. old






--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                         PORTFOLIOS
                                                                      IN THE ADVISORS'
                                                                     INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                                          OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                                  MEMBER              HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
       Chief Executive Officer, Newfound                                     45               Trustee, Navigator Securities Lending
       Consultants Inc. since April 1997. General                                             Trust, since 1995. Trustee of The
       Partner, Teton Partners, L.P., June 1991-                                              Arbor Funds, The MDL Funds,
       December 1996; Chief Financial Officer,                                                The Expedition Funds, SEI Asset
       Nobel Partners, L.P., March 1991-December                                              Allocation Trust, SEI Daily Income
       1996; Treasurer and Clerk, Peak Asset                                                  Income Trust, SEI Index Funds,
       Management, Inc., since 1991.                                                          SEI Institutional International Trust,
                                                                                              SEI Institutional Investments Trust,
                                                                                              SEI Institutional Managed Trust,
                                                                                              SEI Liquid Asset Trust and SEI Tax
                                                                                              Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
       Currently performs various services on behalf                         45               Trustee of The Arbor Funds, Bishop
       of SEI Investments for which Mr. Nesher is                                             Street Funds, The Expedition Funds,
       compensated. Executive Vice President of SEI                                           The MDL Funds, SEI Asset Allocation
       Investments, 1986-1994. Director and                                                   Trust, SEI Daily Income Trust, SEI
       Executive Vice President of the Administrator                                          Index Funds, SEI Institutional
       and the Distributor, 1981-1994.                                                        International Trust, SEI Institutional
                                                                                              Investments Trust, SEI Institutional
                                                                                              Managed Trust, SEI Liquid Asset
                                                                                              Trust, SEI Opportunity Master Fund,
                                                                                              L.P., SEI Opportunity Fund, L.P., SEI
                                                                                              Absolute Return Master Fund, L.P.,
                                                                                              SEI Absolute Return Fund, L.P. and
                                                                                              SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
       Partner, Morgan, Lewis & Bockius LLP                                  45               Trustee of The Arbor Funds, The
       (law firm), counsel to the Trust, SEI Investments,                                     MDL Funds, The Expedition Funds,
       the Administrator and the Distributor. Director                                        SEI Asset Allocation Trust, SEI Daily
       of SEI Investments since 1974; Secretary of                                            Income Trust, SEI Index Funds, SEI
       SEI Investments since 1978.                                                            Institutional International Trust, SEI
                                                                                              Institutional Investments Trust, SEI
                                                                                              Institutional Managed Trust, SEI
                                                                                              Liquid Asset Trust and SEI Tax
                                                                                              Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------


THE ADVISORS' INNER CIRCLE FUND                                RHJ PORTFOLIOS


--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
       AGE(1)                        THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------

OFFICERS

JAMES F. VOLK, CPA                    President                  (Since 2003)
41 yrs. old




--------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)
34 yrs. old                    Financial Officer


--------------------------------------------------------------------------------
PETER GOLDEN                Co-Controller and Co-Chief           (Since 2003)
39 yrs. old                      Financial Officer





--------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)
41yrs. old





--------------------------------------------------------------------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)
39 yrs. old                     Assistant Secretary




--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                RHJ PORTFOLIOS

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                         PORTFOLIOS
                                                                      IN THE ADVISORS'
                                                                     INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                                          OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                                  MEMBER                  HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
       Senior Operations Officer, SEI Investments,                            N/A                         N/A
       Fund Accounting and Administration
       (1996-present); Assistant Chief Accountant
       of the U.S. Securities and Exchange
       Commission's Division of Investment
       Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
       Director, SEI Investments, Fund Accounting                             N/A                          N/A
       and Administration since November 1999;
       Audit Manager, Ernst & Young LLP from
       1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
       Director, SEI Investments, Fund Accounting                             N/A                          N/A
       and Administration since June 2001. From
       March 2000 to 2001; Vice President of
       Funds Administration for J.P. Morgan Chase
       & Co. From 1997 to 2000, Vice President
       of Pension and Mutual Fund Accounting for
       Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of                              N/A                          N/A
       SEI Investments Global Funds Services and
       SEI Investments Distribution Co. since
       January 2001; Shareholder/Partner,
       Buchanan Ingersoll Professional Corporation
       from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary                                 N/A                          N/A
       of SEI Investments, SEI Investments
       Global Funds Services and SEI Investments
       Distribution Co. since 1998; Assistant
       General Counsel and Director of Arbitration,
       Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                RHJ PORTFOLIOS


--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
       AGE(1)                        THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------

OFFICERS (CONTINUED)

TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)
35 yrs. old                   and Assistant Secretary




--------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)
35 yrs. old                        and Secretary




--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
43 yrs. old                     Assistant Secretary



--------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)
32 yrs. old                     Assistant Secretary




--------------------------------------------------------------------------------
JOHN MUNERA                     Vice President and               (Since 2002)
40 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------
CORI DAGGETT                    Vice President and               (Since 2003)
42 yrs. old                     Assistant Secretary

--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                RHJ PORTFOLIOS

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                         PORTFOLIOS
                                                                      IN THE ADVISORS'
                                                                     INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                                          OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                                  MEMBER                  HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of SEI                          N/A                          N/A
       Investments Global Funds Services and SEI
       Investments Distribution Co. since 1999;
       Associate, Dechert (law firm) from 1997-1999;
       Associate, Richter, Miller & Finn (law firm)
       from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of                              N/A                          N/A
       SEI Investments Global Funds Services and
       SEI Investments Distribution Co. since 2000;
       Vice President, Merrill Lynch & Co. Asset
       Management Group from 1998-2000; Associate
       at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of SEI                          N/A                          N/A
       Investments Global Funds Services and SEI
       Investments Distribution Co. since 1999;
       Associate at White and Williams LLP
       from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of SEI                          N/A                          N/A
       Investments Global Funds Services and SEI
       Investments Distribution Co. since 2001;
       Associate at Howard Rice Nemorvoski
       Canady Falk & Rabkin from 1998-2001;
       Associate at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
       Middle Office Compliance Officer at SEI                                N/A                          N/A
       Investments since 2000; Supervising Examiner
       at Federal Reserve Bank of Philadelphia from
       1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
       Employed by SEI Investments Company since                              N/A                          N/A
       2003. Associate at Drinker Biddle & Reath, LLP
       from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------
A special meeting of the shareholders of the Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio was held on June 20, 2003 to vote on the following matters:

PROPOSAL 1:
To approve the new investment advisory agreement between The Advisors' Inner Circle Fund, on behalf of the Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio (the "Portfolios") and Rice Hall James & Associates, LLC ("RHJ").

   SMALL/MID CAP PORTFOLIO
                 Shares Voted       % of Shares Voted     % of Share Outstanding
               ----------------   ---------------------   ----------------------
   For           4,683,232.735           89.70%                   46.20%
   Against          27,982.000            0.57%                    0.28%
   Abstain         510,431.361            9.78%                    5.04%

   MICRO CAP PORTFOLIO
                 Shares Voted       % of Shares Voted     % of Share Outstanding
               ----------------   ---------------------   ----------------------
   For           3,056,079.438           94.56%                   50.42%
   Against          41,840.000            1.30%                    0.69%
   Abstain         133,462.529            4.13%                    2.20%

PROPOSAL 2:
To approve the payment to RHJ for the cost of providing advisory services to the Portfolios and other expenses incurred by RHJ on behalf of the Portfolios for the period from February 13, 2003 through June 20, 2003.

   SMALL/MID CAP PORTFOLIO
                 Shares Voted       % of Shares Voted     % of Share Outstanding
               ----------------   ---------------------   ----------------------
   For           4,656,520.378           89.18%                   45.94%
   Against          54,742.000            1.04%                    0.54%
   Abstain         510,653.718            9.78%                    5.04%

   MICRO CAP PORTFOLIO
                 Shares Voted       % of Shares Voted     % of Share Outstanding
               ----------------   ---------------------   ----------------------
   For           3,040,893.438           94.10%                   50.17%
   Against          56,570.000            1.75%                    0.93%
   Abstain         133,918.529            4.14%                    2.21%

                                      NOTES

                                      NOTES

                         THE RICE HALL JAMES PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-474-5669

                                    ADVISER:
                        Rice Hall James & Associates, LLC
                          600 West Broadway, Suite 1000
                               San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004







    This information must be preceded or accompanied by a current prospectus for the Portfolios described.


RHJ-AR-001-0200

ITEM 2.     CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.    (RESERVED)

ITEM 9.     CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.   EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                 SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/James F. Volk
                                        ----------------------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.